SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Opening Balance, January 1, 2013	$ 22,117
Net income attributable to redeemable non-controlling interests	261
Foreign currency translation adjustments	1,151
Ending Balance, December 31, 2013	$ 23,529